Derivative Financial Instruments and Fair Value and Credit Risk of Financial Instruments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Contract	Dec. 31, 2012 Contract
Derivatives, Fair Value [Line Items]
Environmental Trust Funds	$ 153.6 [1]	$ 155.3	[1]
Change in fair value of unlisted investments	0
Number of outstanding derivative contracts	0	0
Fair Value, Inputs, Level 1 [Member]
Derivatives, Fair Value [Line Items]
Environmental Trust Funds	153.6	125.3
Fair Value, Inputs, Level 1 [Member] | Quoted Interest Bearing Short Term Investments [Member]
Derivatives, Fair Value [Line Items]
Environmental Trust Funds	153.6	125.3
Fair Value, Inputs, Level 2 [Member]
Derivatives, Fair Value [Line Items]
Environmental Trust Funds		30.0
Fair Value, Inputs, Level 2 [Member] | Other Than Quoted Interest Bearing Short Term Investments [Member]
Derivatives, Fair Value [Line Items]
Environmental Trust Funds		$ 30.0

[1]	Environmental rehabilitation obligation funds are irrevocable funds under the Group's control. The monies in the funds are invested primarily in interest bearing short-term (money market), government and other corporate bond investments and the costs of these investments approximate their fair value. The dedicated environmental rehabilitation obligation funds provide for the estimated cost of rehabilitation during and at the end of the life of the relevant mine. Although the funds are under the Group's control, it is not available for the general purposes of the Group. All income from this asset is reinvested or spent to meet these obligations. These obligations are described in note 13. In addition, bank guarantees are provided for funding shortfalls of the environmental rehabilitation obligations. December 31, 2013 December 31, 2012 Funds 146.5 149.6 Guarantees 7.1 5.7 153.6 155.3